CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule showing break-down of the Company's total long-term investments

	Accounting	December 31,	December 31,
	Method	2017	2016
		(in thousands)
UTStarcom Hong Kong Holdings Ltd	Cost Method	$3,499	$3,499
GCT Semiconductor, Inc.	Cost Method	—	—
Xalted Networks	Cost Method	—	—
Cortina	Cost Method	—	—
SBI	Cost Method	—	—

Total Investments using Cost Method		3,499	3,499

ACELAND	Equity Method	2,357	2,554
UiTV	Equity Method	—	—
AioTV	Equity Method	—	—
Shareholder Loan to ACELAND	Equity Method	—	—

Total Investments using Equity Method		2,357	2,554

AioTV	AFS	—	1,700

Total Investments Classified as AFS		—	1,700

Total Investment		$5,856	$7,753

Summary of condensed financial information of equity method investees

	Condensed Year Ended December 31, 2017	Condensed Year Ended December 31, 2016	Condensed Year Ended December 31, 2015
	(in thousands)	(in thousands)	(in thousands)
Operating data:
Revenue	$15	$—	$—
Gross profit	$15	$—	$—
Income (loss) from operations	$(1,906)	$950	$(9)
Net income (loss)	$(2,524)	$2,812	$(9)
Net income (loss) attributable to Equity method investees	$(1,079)	$984	$(3)

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(in thousands)	(in thousands)	(in thousands)
Balance sheet data:
Current assets	$14,859	$18,616	$7
Long-term assets	$148	$105	$18,238
Current liabilities	$(12,150)	$(11,669)	$(14,135)
Long-term liabilities	$—	$—	$—
Non-controlling interests	$—	$—	$—

Summary of available-for-sale investments

The following is a summary of available-for-sale investment as of December 31, 2017:

	Cost	Cash Collection	Impairment charges and equity losses	Transfer-out from available-for-sale investments	Realized gain	Estimated fair value
	(in thousands)
Shares of a private company	$479	$(479)	$—	$—	$—	$—
Convertible bonds of privately-held company	800	—	(408)	(392)	—	—
Preferred convertible shares of private company	900	—	(900)	—	—	—

Total available-for-sale investments	$2,179	$(479)	$(1,308)	$(392)	$—	$—

The following is a summary of available-for-sale investment as of December 31, 2016:

				Transfer- out
			Impairment	from available-
		Cash	charges and	for-sale	Realized	Estimated
	Cost	Collection	equity losses	investments	gain	fair value
	(in thousands)
Shares of a private company	$479	$—	$—	$—	$—	$479
Convertible bonds of a private company	800	—	—	—	—	800
Preferred convertible shares of a private company	5,200	—	(4,300)	—	—	900

Total available-for-sale investments	$6,479	$—	$(4,300)	$—	$—	$2,179

Schedule of financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy

	Level 1	Level 2	Level 3	Total
	(in thousands)
As of December 31, 2017
Short-term investments	$—	$—	$—	$—

Long-term investments	—	—	—	—

As of December 31, 2016
Short-term investments	—	—	479	479

Long-term investments	$—	$—	$1,700	$1,700

Schedule of changes in financial assets using unobservable inputs (Level 3)

Amount
In thousands
As of December 31, 2014	$48,200

Less: Share of loss from associates	(13,954)
Less: Impairment charges	(8,846)
Less: Cash collection	(10,000)
Less: Transfer-out from available-for-sale investments	(10,000)
Add: New investment in convertible bonds	500
Add: Unrealized gain	(200)

As of December 31, 2015	$5,700

Less: Impairment Charges	(4,300)
Add: New investment in convertible bonds	300

As of December 31, 2016	$1,700

Less: Impairment charges	(1,308)
Less: Transfer-out from available-for-sale investments	(392)

As of December 31, 2017	$—

AioTV
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule of significant inputs for the valuation model used to estimate fair value of investments

Year Ended
December 31,
2016
Total fair value of invested Capital as at valuation date (in thousands)	900
Risk free rate of interest	0.8%
Dividend yield	0%
Expiration date	2017/11/14
Volatility	41.0%